Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

	Year ended December 31,
	2024	2023	2022
Numerator:

Net income (loss)	$138,322	$33,137	$(424,863)
Add: Interest expense on Convertible Notes (*)	3,166	—	—

Net income (loss) excluding interest expense on Convertible Notes	$141,488	$33,137	$(424,863)

Denominator:

Basic weighted-average shares used to compute net income (loss) per share	55,579,368	56,829,962	57,993,364

Weighted-average effect of dilutive ordinary shares:

Employee stock options and ESPP shares	1,513,986	1,039,744	—
RSUs and PSUs	1,433,269	533,331	—
Convertible Notes	1,426,748	—	—

Dilutive weighted-average shares used to compute net income (loss) per share	59,953,371	58,403,037	57,993,364

Basic net income (loss) per share	$2.49	$0.58	$(7.33)

Diluted net income (loss) per share	$2.36	$0.57	$(7.33)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table]

	Year ended December 31,
	2024	2023	2022

Employee stock options and ESPP shares	740,329	2,245,872	4,332,022
RSUs and PSUs	238,588	818,288	3,123,019
Convertible Notes	—	1,426,748	3,969,514

	978,917	4,490,908	11,424,555